Other Receivables and Other Payables - Schedule of Prepayments, Deposits & Other Receivables (Details)	Jun. 30, 2025 MYR (RM)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 MYR (RM)
Prepayments, deposits & other receivables
Rental deposit	RM 127,112	$ 30,174	RM 6,312
Utility deposit	17,960	4,263	5,700
Other deposits	29,674	7,044	1,820
Other receivables	10,924,584	2,593,250	2,089,986
Deferred offering costs	10,886,372	2,584,179	763,342
Other receivables	RM 21,985,702	$ 5,218,910	RM 2,867,160